STOCK OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

The following table presents the Company’s stock option activity for employees and directors of the Company during the periods of three and nine months ended September 30, 2021 and 2020:

	Number of Options	Weighted Average Exercise Price
	Unaudited	Unaudited

Outstanding as of July 1, 2021	2,545,083	0.095
Granted	13,750,000	0.030
Forfeited or expired	-	-
Outstanding as of September 30, 2021	16,295,083	0.040
Exercisable as of September 30, 2021	509,017	0.095

Outstanding as of January 1, 2021	3,682,818	0.066
Granted	13,750,000	0.030
Forfeited or expired	(1,137,735)	0.003
Outstanding as of September 30, 2021	16,295,083	0.040

Outstanding as of July 1, 2020	2,267,571	0.061
Granted	2,545,083	0.095
Forfeited or expired	(1,129,836)	0.120
Outstanding as of September 30, 2020	3,682,818	0.066
Exercisable as of September 30, 2020	1,137,735	0.003

Outstanding as of January 1, 2020	2,267,571	0.061
Granted	2,545,083	0.095
Forfeited or expired	(1,129,836)	0.120
Outstanding as of September 30, 2020	3,682,818	0.066

The following table presents the Company’s stock option activity for employees and directors of the Company for the years ended December 31, 2020 and 2019:

	Number of Options	Weighted Average Exercise Price
Outstanding as of December 31, 2018	1,758,316	0.003
Granted (A)	1,129,836	0.120
Forfeited or expired	(620,581)	0.003
Outstanding as of December 31, 2019	2,267,571	0.061
Exercisable as of December 31, 2019	1,879,705	0.073

	Number of Options	Weighted Average Exercise Price
Outstanding as of December 31, 2019	2,267,571	0.061
Granted (B)	2,545,083	0.095
Forfeited or expired	(1,129,836)	0.120
Outstanding as of December 31, 2020	3,682,818	0.66
Exercisable as of December 31, 2020	877,122	0.160